SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	57,366
Exercise Price | $ / shares	$ 2.64
Expiration Date	Jul. 09, 2023
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	1,000,000
Exercise Price | $ / shares	$ 3.5
Expiration Date	Aug. 21, 2021
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	900,000
Exercise Price | $ / shares	$ 6.3
Expiration Date	Apr. 15, 2022
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	15,000
Exercise Price | $ / shares	$ 6.3
Expiration Date	Apr. 15, 2022
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	1,972,366